Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of Variable Interest Entities
The Company’s Consolidated Balance Sheet as of December 31, 2015 and December 28, 2014 includes the following assets and liabilities of the Dreamcatcher stations (in thousands):

	December 31, 2015	December 28, 2014
Property, plant and equipment, net	$371	$999
Broadcast rights	2,748	2,869
Other intangible assets, net	92,970	103,500
Other assets	111	124
Total Assets	$96,200	$107,492

Debt due within one year	$4,037	$4,034
Contracts payable for broadcast rights	3,016	6,552
Long-term debt	14,831	19,880
Other liabilities	55	157
Total Liabilities	$21,939	$30,623

Business Acquisition, Pro Forma Information
Pursuant to ASC Topic 805, the following table sets forth unaudited pro forma results of operations from continuing operations of the Company assuming that the Gracenote acquisition occurred on December 31, 2012, the first day of the Company’s 2013 fiscal year and assuming that the Local TV Acquisition, along with transactions necessary to finance the acquisition and the elimination of certain nonrecurring items, occurred on December 26, 2011, the first day of the Company’s 2012 fiscal year and were fully attributed to the results from continuing operations (in thousands, except per share data):

	2014	2013
Total revenues	$1,961,788	$1,814,545
Income from continuing operations	$466,690	$146,938
Basic earnings per common share from continuing operations	$4.66	$1.47
Diluted earnings per common share from continuing operations	$4.65	$1.47

Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The total purchase price for the Infostrada Sports, SportsDirect, Covers and Enswers acquisitions assigned to the acquired assets and assumed liabilities of these companies is as follows (in thousands):

Consideration:
Cash	$71,768
Less: cash acquired	(1,919)
Net cash	$69,849

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Restricted cash and cash equivalents	$404
Accounts receivable and other current assets	2,481
Property and equipment	805
Deferred tax assets	3,816
Other long term assets	157
Intangible assets subject to amortization
Customer relationships (useful lives of 6 to 16 years)	17,000
Content databases (useful lives of 10 to 16 years)	13,900
Technologies (useful lives 4 to 10 years)	6,900
Trade name and trademarks (useful life of 15 years)	5,200
Non-competition agreement (useful life 5 years)	1,100
Accounts payable and other current liabilities	(1,507)
Deferred revenue	(339)
Deferred tax liabilities	(10,097)
Other liabilities	(477)
Total identifiable net assets	39,343
Goodwill	30,506
Total net assets acquired	$69,849

What's On India Media Private Limited
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows (in thousands):

Consideration:
Cash	$23,403
Less: Cash acquired	(2,203)
Plus: NPV of deferred payments	5,625
Net consideration	$26,825

Allocated Fair Value of Acquired Assets and Assumed Liabilities
Accounts receivable and other current assets	$1,407
Other long term assets	1,009
Property and equipment	163
Intangible assets subject to amortization
Trade name and trademarks (useful life of 3 years)	200
Technologies (useful lives of 6 to 7 years)	3,100
Customer relationships (useful lives of 6 to 7 years)	2,800
Non-competition agreement (useful life of 5 years)	600
Content databases (useful lives of 13 to 14 years)	7,700
Accounts payable and other current liabilities	(1,437)
Deferred income taxes	(4,393)
Total identifiable net assets	11,149
Goodwill	15,676
Total net assets acquired	$26,825

HWW
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows (in thousands):

Consideration:
Cash	$18,425
Less: cash acquired	(176)
Net cash	$18,249

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Accounts receivable and other current assets	$780
Property and equipment	40
Intangible assets subject to amortization
Technologies (useful life of 7 years)	3,600
Customer relationships (useful life of 12 years)	2,500
Content database (useful life of 5 years)	2,400
Accounts payable and other current liabilities	(147)
Deferred revenue	(267)
Deferred income taxes	(2,550)
Other liabilities	(45)
Total identifiable net assets	6,311
Goodwill	11,938
Total net assets acquired	$18,249

Baseline, LLC
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows, subject to further adjustments (in thousands):

Consideration:
Cash	$48,988
Less: cash acquired	(200)
Net cash	$48,788
Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Accounts receivable and other current assets	$1,362
Other long term assets	23
Property and equipment	153
Intangible assets subject to amortization
Trade name and trademarks (useful lives of 3 to 5 years)	1,000
Technologies (useful lives of 6 to 7 years)	3,200
Customer relationships (useful lives of 6 to 7 years)	7,600
Content database (useful life of 15 years)	14,000
Accounts payable and other current liabilities	(561)
Deferred revenue	(700)
Total identifiable net assets	26,077
Goodwill	22,711
Total net assets acquired	$48,788

Gracenote, Inc.
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows, subject to further adjustments (in thousands):

Consideration:
Cash	$160,867
Less: cash acquired	(3,053)
Net cash	$157,814

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Restricted cash and cash equivalents	$5,283
Accounts receivable and other current assets	26,143
Property, plant and equipment	10,659
Intangible assets subject to amortization
Trade name and trademarks (useful life of 15 years)	8,100
Technology (useful life of 7 to 10 years)	30,100
Customer relationships (useful life of 5 to 10 years)	33,100
Content databases (useful life of 13 years)	41,400
Deferred income tax assets	7,159
Other assets	396
Accounts payable and other current liabilities	(22,299)
Deferred income tax liabilities	(41,121)
Other liabilities	(7,489)
Total identifiable net assets	91,431
Goodwill	66,383
Total net assets acquired	$157,814

Local TV
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The allocated fair value of acquired assets and assumed liabilities is summarized as follows (in thousands):

Consideration:
Cash	$2,816,101
Less: cash acquired	(65,567)
Net cash	$2,750,534

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Restricted cash and cash equivalents (1)	$201,922
Accounts receivable and other current assets	137,377
Property and equipment	170,795
Broadcast rights	26,468
FCC licenses	126,925
Network affiliation agreements	225,400
Advertiser backlog	29,290
Retransmission consent agreements	707,000
Broadcast rights intangible assets	1,187
Other assets	5
Accounts payable and other current liabilities	(50,249)
Senior Toggle Notes	(172,237)
Contracts payable for broadcast rights	(34,732)
Broadcast rights intangible liabilities	(9,344)
Deferred income taxes	(20,238)
Other liabilities	(1,185)
Total identifiable net assets	1,338,384
Goodwill	1,412,150
Total net assets acquired	$2,750,534

(1)
As further described in Note 10, on December 27, 2013, the Company deposited $202 million with the Trustee together with irrevocable instructions to apply the deposited money to the full repayment of the Senior Toggle Notes. The Senior Toggle Notes were fully repaid on January 27, 2014 through the use of the deposited funds held by the Trustee, including amounts owed to the Company’s subsidiary.

Other Acquisitions
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The Company’s other acquisitions in 2014 and 2013 were not significant. The results of the other acquired companies and the related transaction costs were not material to the Company’s consolidated financial statements in each respective period and were included in the Consolidated Statements of Operations since their respective dates of acquisition. Information for acquisitions made in 2014 and 2013 (excluding those listed above) is as follows (in thousands):

	2014	2013
Fair value of assets acquired (1)	$2,000	$3,095
Liabilities assumed	—	1,297
Net cash paid	$2,000	$1,798

(1)	Includes intangible assets, net of acquisition-related deferred taxes.

Landmark Acquisition Distributed in Spin-off
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows (in thousands):

Consideration:
Cash	$28,983
Less: cash acquired	(2)
Net cash	$28,981

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Accounts receivable and other current assets	$2,942
Property, plant and equipment	560
Intangible assets subject to amortization
Trade names and trademarks (useful life of 20 years)	7,500
Advertiser relationships (useful life of 12 years)	6,500
Other customer relationships (useful life of 7 years)	2,500
Accounts payable and other current liabilities	(3,961)
Total identifiable net assets	16,041
Goodwill	12,940
Total net assets acquired	$28,981

Other Acquisitions Distributed in Spin-off
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Information for other acquisitions distributed in the Publishing Spin-off made in the year ended December 28, 2014 and prior to the Publishing Spin-off (excluding the Landmark Acquisition) is as follows (in thousands):

December 28, 2014
Fair value of assets acquired	$11,292
Liabilities assumed	(800)
Net assets acquired	10,492
Less: fair value of non-cash and contingent consideration	(4,439)
Less: fair value of the preexisting equity interest in MCT	(2,752)
Net cash paid	$3,301